Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Company
Condensed Financial Information of the Company

23. Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2023.

Condensed Balance Sheet

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	23,365	9,683
Short-term investment	—	10,624
Amount due from inter-company entities	515	527
Receivables due from related parties	52	54
Prepayments and other current assets	107	159
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	333,418	254,474
Total assets	357,457	275,521
Current liabilities:
Amount due to inter-company entities	16,149	19,448
Accrued liabilities and other payables	3,202	4,096
Total liabilities	19,351	23,544
Commitments and Contingencies (Note 19)
Shareholders' equity：
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 907,346,745 shares issued and 895,814,195 shares outstanding as of December 31, 2022; 4,903,917,300 shares authorized, 907,346,745 shares issued and 896,488,277 shares outstanding as of December 31, 2023)	628	628
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	66	66
Additional paid-in capital	2,061,491	2,064,264
Treasury stock (US$ 0.0001 par value; 14,094,018 shares and 13,419,936 shares as of December 31, 2022 and 2023, respectively)	(12,010)	(11,502)
Accumulated deficit	(1,706,209)	(1,796,189)
Accumulated other comprehensive loss	(5,860)	(5,290)
Total 36Kr Holdings Inc.’s shareholders’ equity	338,106	251,977
Total liabilities and shareholders’ equity	357,457	275,521

23. Condensed Financial Information of the Company (Continued)

Condensed Statement of Comprehensive Income/(Loss)

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Operating expenses:
Sales and marketing expenses	(282)	—	—
General and administrative expenses	(9,269)	(11,602)	(7,832)
Total operating expenses	(9,551)	(11,602)	(7,832)
Loss from operations	(9,551)	(11,602)	(7,832)
Other income/(expenses):
Share of (loss)/income from subsidiaries, VIE and subsidiaries of VIE	(80,559)	31,888	(83,098)
Interest income	64	368	432
Interest expense	(70)	(189)	(12)
Others, net	545	1,478	530
(Loss)/income before income tax	(89,571)	21,943	(89,980)
Income tax expenses	—	—	-
Net (loss)/income and Total comprehensive (loss)/income	(89,571)	21,943	(89,980)
Net (loss)/income and Comprehensive (loss)/income attributable to 36Kr Holdings Inc.’s ordinary shareholders	(89,571)	21,943	(89,980)

Condensed Statement of Cash Flows

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Net cash used in operating activities	(9,857)	(12,381)	(4,078)
Net cash used in investing activities	—	—	(10,624)
Net cash used in financing activities	(5,773)	—	—
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(1,047)	3,913	1,020
Net decrease in cash and cash equivalents	(16,677)	(8,468)	(13,682)
Cash and cash equivalents at beginning of the year	48,510	31,833	23,365
Cash and cash equivalents at end of the year	31,833	23,365	9,683